As filed with the Securities and Exchange Commission on March 14, 2003
                    Registration No. 333-71956 and 811-10557


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

     Pre-Effective Amendment No. __ [ ]

     Post-Effective Amendment No. 3 [X]

         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT 0F 1940 [ ]

     Amendment No. 2 [X]

             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-6 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 SOUTH OLIVE STREET LOS ANGELES, CA 90015
                    (Address of Depositor's Executive Office)

        Depositor's Telephone Number, including Area Code: (213) 742-3065
                                 --------------

Name and Address of Agent for Service:         Copies to:
--------------------------------------         ----------
David M. Goldstein, Esq.                       Frederick R. Bellamy, Esq.
Senior Vice President and                      Sutherland, Asbill & Brennan LLP
General Counsel                                1275 Pennsylvania Avenue, N. W.
Transamerica Occidental Life Insurance Company Washington, D.C.  20004
1150 South Olive Street
Los Angeles, CA 90015

                            Title of securities being registered:
                 Flexible Premium Variable Life Insurance Policy

It is proposed that this filing will become effective:

_____immediately upon filing pursuant to paragraph (b)
__X__ On April 15, 2003 pursuant to paragraph (b)
_____60 days after filing pursuant to paragraph (a)(1)
_____On _________ pursuant to paragraph (a)(1)
_____On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__X___ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Incorporating by reference Post-Effective Amendment No. 2 File No. 333-71956 (Filed January 15, 2003) to this Registration Statement on Form N-6, the Prospectus, Statement of Additional Information, and Part C.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 14th day of March, 2003.

             Transamerica Occidental Life Separate Account VUL-6 of
                 Transamerica Occidental Life Insurance Company
                                  (Registrant)


                            By: /s/David M. Goldstein
                               David M. Goldstein
                              Senior Vice President

                 Transamerica Occidental Life Insurance Company
                                   (Depositor)


                            By: /s/David M. Goldstein
                               David M. Goldstein
                              Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles              Date

Ron F. Wagley*               ___________________________        March 14, 2003
                             President and Director
Brenda K. Clancy*            ___________________________        March 14, 2003
                             Director and Senior Vice President
Douglas C. Kolsrud*          __________________________         March 14, 2003
                             Director and  Senior Vice President
Diane Meiners*               _________________________          March 14, 2003
                             Director
Craig D. Vermie*             _________________________          March 14, 2003
                             Director, Vice President and Counsel
Bruce Clark*                 _________________________          March 14, 2003
                             Chief Financial Officer


  /s/David M. Goldstein      On March 14, 2003 as Attorney-in-Fact pursuant to
*By: David M. Goldstein      powers of attorney filed herewith.